Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000006391
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000006391
Average Annual Return [Line Items]
Average Annual Return, Percent	23.91%	6.45%	7.17%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	43.51%	7.19%	10.07%